Label	Element	Value
C000227168 [Member]
Account Value	oef_AcctVal	$ 10,672
Account Value	oef_AcctVal	10,085
Account Value	oef_AcctVal	10,926
Account Value	oef_AcctVal	9,804
Account Value	oef_AcctVal	$ 10,000
Line Graph and Table Measure Name	oef_LineGraphAndTableMeasureName	FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.81%	[1]
C000207154 [Member]
Account Value	oef_AcctVal	$ 100,000
Account Value	oef_AcctVal	103,782
Account Value	oef_AcctVal	108,665
Account Value	oef_AcctVal	110,590
Account Value	oef_AcctVal	107,474
Account Value	oef_AcctVal	117,173
Account Value	oef_AcctVal	$ 119,968
Line Graph and Table Measure Name	oef_LineGraphAndTableMeasureName	FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.37%	[2]

[1]	Advisor Class commenced operations on April 19, 2021.
[2]	Institutional Class commenced operations on December 31, 2018.